Income Taxes - Reconciliation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of effective tax rate to Danish statutory tax rate
Statutory corporate income tax rate in Denmark	22.00%	22.00%	22.00%
Non-deductible income / (expenses)		(1.00%)	(5.00%)
Non-taxable income / (expenses)		1.00%
Additional tax deduction R&D expenses	6.00%	3.00%
Tax credit research and development expenditures	(4.00%)	9.00%	7.00%
Change in deferred tax asset not capitalized	(23.00%)	(25.00%)	(17.00%)
Total effective tax rate	1.00%	9.00%	7.00%